UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09395

Third Avenue Variable Series Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: December 31, 2011

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is as follows:

THIRD AVENUE VARIABLE SERIES TRUST

THIRD AVENUE VALUE PORTFOLIO

SEMI-ANNUAL REPORT

JUNE 30, 2011

THIRD AVENUE VARIABLE SERIES TRUST

Privacy Policy

Third Avenue Value Portfolio (the “Portfolio”) respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Portfolio’s affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Portfolio has delegated the voting of proxies relating to its voting securities to the Portfolio’s investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling (800) 443-1021 and (ii) on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.

Schedule of Portfolio Holdings — Form N-Q

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Variable Series Trust Third Avenue Value Portfolio Industry Diversification (Unaudited)

The summary of the Portfolio’s investments as of June 30, 2011 is as follows:

The accompanying notes are an integral part of the financial statements.

1

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Portfolio of Investments
at June 30, 2011
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Bonds - 2.41%
	Consumer Products - 0.13%
1,126,638	Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17 (a) (e)	$244,255

	Financial Insurance - 2.28%
7,000,000	MBIA Insurance Corp., 14.000%, due 1/15/33 (c) (d)	4,235,000

	Total Corporate Bonds (Cost $7,980,532)	4,479,255

Shares

Common Stocks - 87.32%

	Annuities & Mutual Fund Management & Sales - 3.51%
254,000	Bank of New York Mellon Corp. (The)	6,507,480

	Automotive - 4.73%
267,100	Toyota Industries Corp. (Japan)	8,775,598

	Consumer Products - 0.00%#
33,915	Home Products International, Inc. (a) (b) (e)	1,696

	Depository Institutions - 1.90%
86,000	Chong Hing Bank, Ltd. (Hong Kong)	194,287
400,000	KeyCorp	3,332,000

		3,526,287

	Diversified Operations - 9.30%
268,137	Brookfield Asset Management, Inc., Class A (Canada)	8,894,104
1,203,967	Wharf (Holdings), Ltd. (The) (Hong Kong)	8,362,494

		17,256,598

	Holding Companies - 24.14%
3,650	Capital Southwest Corp.	336,785
1,648,000	Cheung Kong Holdings, Ltd. (Hong Kong)	24,100,441
402,500	Investor AB, Class A (Sweden)	8,991,534
6,000,000	Lai Sun Garment International, Ltd. (Hong Kong) (b)	709,356
116,927	RHJ International (Belgium) (b)	842,726
2,446,000	Wheelock & Co., Ltd. (Hong Kong)	9,807,009

		44,787,851

Shares		Value (Note 1)

	Manufactured Housing - 0.33%
13,594	Cavco Industries, Inc. (b)	$611,730

	Non-U.S. Real Estate Operating Companies - 19.31%
1,085,000	Hang Lung Group, Ltd. (Hong Kong)	6,873,884
911,000	Hang Lung Properties, Ltd. (Hong Kong)	3,734,518
3,913,129	Henderson Land Development Co., Ltd. (Hong Kong)	25,218,579

		35,826,981

	Oil & Gas Production & Services - 3.74%
39,000	Cenovus Energy, Inc. (Canada)	1,468,740
56,500	EnCana Corp. (Canada)	1,739,635
151,648	Nabors Industries, Ltd. (Bermuda) (b)	3,736,607

		6,944,982

	Semiconductor Equipment Manufacturers & Related - 0.70%
100,000	Applied Materials, Inc.	1,301,000

	Steel & Specialty Steel - 8.23%
140,659	POSCO, ADR (South Korea)	15,278,381

	Telecommunications - 1.74%
69,039	Sycamore Networks, Inc.	1,535,427
368,100	Tellabs, Inc.	1,696,941

		3,232,368

	U.S. Real Estate Operating Companies - 6.32%
368,917	Forest City Enterprises, Inc., Class A (b)	6,887,680
142,008	Tejon Ranch Co. (b)	4,842,473

		11,730,153

	Utilities, Utility Service Companies & Waste Management - 3.37%
379,400	Covanta Holding Corp.	6,256,306

	Total Common Stocks (Cost $160,852,643)	162,037,411

	Total Investment Portfolio - 89.73% (Cost $168,833,175)	166,516,666
	Other Assets less Liabilities - 10.27%	19,053,543

	NET ASSETS - 100.00%	$185,570,209

The accompanying notes are an integral part of the financial statements.

2

Third Avenue Variable Series Trust Third Avenue Value Portfolio Portfolio of Investments (continued) at June 30, 2011 (Unaudited)

Notes:

(a)	Fair-valued security.

(b)	Non-income producing security.

(c)	Variable rate security. The rate disclosed is in effect as of June 30, 2011.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Security is subject to restrictions on resale.

#	Amount represents less than 0.01% of total net assets.

ADR: American Depository Receipt

PIK: Payment-in-kind

The aggregate cost is $168,833,175.

The aggregate gross unrealized appreciation is $23,087,469.

The aggregate gross unrealized depreciation is $(25,403,978).

Country Concentration

% of Net Assets

Hong Kong	42.57%
United States	20.36
South Korea	8.23
Canada	6.52
Sweden	4.85
Japan	4.73
Bermuda	2.01
Belgium	0.46

Total	89.73%

The accompanying notes are an integral part of the financial statements.

3

Third Avenue Variable Series Trust Third Avenue Value Portfolio Statement of Assets and Liabilities June 30, 2011 (Unaudited)

Assets:
Investments at value (cost of $168,833,175) (Note 1)	$166,516,666
Cash	15,229,617
Receivable for securities sold	3,799,632
Dividends and interest receivable	502,590
Receivable for Portfolio shares sold	15,679
Other assets	1,655

Total assets	186,065,839

Liabilities:
Payable to investment adviser (Note 3)	166,093
Payable for Portfolio shares redeemed	143,087
Payable for shareholder servicing fees (Note 3)	75,802
Payable for reports to shareholders	43,217
Payable for auditing and tax consulting fees	40,427
Accounts payable and accrued expenses	25,423
Payable to trustees and officers	1,581

Total liabilities	495,630

Net assets	$185,570,209

Summary of net assets:
Capital stock, unlimited number of shares authorized, $0.001 par value, 12,558,819 shares outstanding	$201,250,535
Accumulated distributions in excess of net investment income	(2,593,206)
Accumulated net realized losses on investments and foreign currency transactions	(10,780,325)
Net unrealized depreciation of investments and translation of foreign currency denominated assets and liabilities	(2,306,795)

Net assets applicable to capital shares outstanding	$185,570,209

Net asset value, offering and redemption price per share	$14.78

The accompanying notes are an integral part of the financial statements.

4

Third Avenue Variable Series Trust Third Avenue Value Portfolio Statement of Operations For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income:
Dividends (net of foreign withholding tax of $113,457)	$1,885,602
Interest	733,923
Other income	1,567

Total investment income	2,621,092

Expenses:
Investment advisory fees (Note 3)	890,007
Shareholder servicing fees (Note 3)	161,412
Reports to shareholders	37,081
Accounting fees	32,646
Auditing and tax consulting fees	29,234
Custodian fees	20,643
Transfer agent fees	18,639
Administration fees (Note 3)	15,868
Legal fees	11,164
Trustees’ and officers’ fees and expenses	10,630
Insurance expenses	2,730
Miscellaneous expenses	2,760

Total expenses	1,232,814
Recovery of expenses previously waived (Note 3)	55,923
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(3,171)

Net expenses	1,285,566

Net investment income	1,335,526

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized gain on investments	9,253,142
Net realized gain on foreign currency transactions	9,216
Net change in unrealized appreciation/(depreciation) on investments	(10,356,953)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	3,373

Net loss on investments and foreign currency transactions	(1,091,222)

Net increase in net assets resulting from operations	$244,304

The accompanying notes are an integral part of the financial statements.

5

Third Avenue Variable Series Trust Third Avenue Value Portfolio Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2011 (Unaudited)	For the Year Ended December 31, 2010

Operations:
Net investment income	$1,335,526	$1,444,853
Net realized gain on investments	9,253,142	12,344,444
Net realized gain (loss) on foreign currency transactions	9,216	(11,434)
Net change in unrealized appreciation/(depreciation) on investments	(10,356,953)	10,936,559
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	3,373	5,692

Net increase in net assets resulting from operations	244,304	24,720,114

Dividends and Distributions to Shareholders from:
Net investment income	—	(7,782,470)

Decrease in net assets from dividends and distributions	—	(7,782,470)

Capital Share Transactions:
Proceeds from sale of shares	3,825,339	7,992,766
Net asset value of shares issued in reinvestment of dividends and distributions	—	7,782,470
Cost of shares redeemed	(27,467,668)	(61,381,303)

Net decrease in net assets resulting from capital share transactions	(23,642,329)	(45,606,067)

Net decrease in net assets	(23,398,025)	(28,668,423)
Net assets at beginning of period	208,968,234	237,636,657

Net assets at end of period (including accumulated distributions in excess of net investment income of $(2,593,206) and $(3,928,732), respectively)	$185,570,209	$208,968,234

The accompanying notes are an integral part of the financial statements.

6

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For The Six Months Ended June 30, 2011 (Unaudited)

		Years Ended December 31,

		2010	2009	2008	2007	2006

Net asset value, beginning of period	$14.79	$13.53	$12.01	$25.92	$29.84	$27.41

Income (loss) from investment operations:
Net investment income	0.10 [1]	0.09 [1]	0.26 [1]	0.26 [1]	0.15	0.29
Net gain (loss) on investment transactions (both realized and unrealized)	(0.11)	1.71	4.69	(10.37)	(1.45)	3.88

Total from investment operations	(0.01)	1.80	4.95	(10.11)	(1.30)	4.17

Less dividends and distributions to shareholders:
Dividends from net investment income	—	(0.54)	—	(0.18)	(0.67)	(0.40)
Distributions from realized gains	—	—	(3.43)	(3.62)	(1.95)	(1.34)

Total dividends and distributions	—	(0.54)	(3.43)	(3.80)	(2.62)	(1.74)

Net asset value, end of period	$14.78	$14.79	$13.53	$12.01	$25.92	$29.84

Total return[2]	(0.07%)[4]	14.07%	45.35%	(43.66%)	(4.80%)	15.78%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$185,570	$208,968	$237,637	$196,912	$462,937	$540,706
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.25%[5]	1.32%	1.33%	1.24%	1.17%	1.17%
After fee waivers/expense offset arrangement/recovery[3]	1.30%[5]	1.30%#	1.30%#	1.24%	1.17%	1.17%
Ratio of net investment income to average net assets	1.35%[5]	0.69%	2.01%	1.30%	0.42%	0.74%
Portfolio turnover rate	1%[4]	1%	8%	77%	20%	9%

[1]	Calculated based on the average number of shares outstanding during the period.

[2]

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. In the absence of fee waivers, expense offset arrangement and/or recovery of previously waived fees, the total return would have been lower. Total return does not reflect charges pursuant to the terms of insurance contracts funded by separated accounts that invest in the Portfolio’s shares.

[3]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, and brokerage commissions) to average net assets will not exceed 1.30%.

[4]	Not annualized.

[5]	Annualized.

#	The investment adviser waived a portion of its fees.

The accompanying notes are an integral part of the financial statements.

7

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements
June 30, 2011
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Variable Series Trust (the “Trust”) is an open-end, management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series, Third Avenue Value Portfolio (the “Portfolio” or the “Fund”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to the Portfolio. The Portfolio seeks to achieve its investment objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what the Adviser believes is their intrinsic value (meaning the value of the company’s net assets or the Adviser’s estimate of what the issuer would be worth as a takeover or merger candidate). The Portfolio also seeks to acquire senior securities, such as debt instruments (including high-yield “junk” bonds and distressed securities that may be in default and may have any or no credit rating from a credit rating agency) where the Adviser determines that these securities can be purchased at less than the value of the assets securing the debt or the amount that would be realized in a restructuring.

The shares of the Portfolio may be purchased only by the separate accounts of insurance companies for the purpose of funding variable life insurance policies and variable annuity contracts. At June 30, 2011, the Trust was offered as an investment option by eight insurance companies and accordingly a decision by any insurance company to withdraw its participation may have a negative impact on the Trust.

Accounting policies:

The policies described below are followed consistently by the Portfolio in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Portfolio’s net asset value is calculated. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At June 30, 2011, such securities had a total fair value of $245,951 or 0.13% of net assets. Among the factors that may be considered by the Trust’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Portfolio’s beneficial ownership of the issuer’s common stock and debt securities, the operating results of the issuer and the discount

8

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2011
(Unaudited)

from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Portfolio are not expected to incur any material future registration costs.

Fair Value Measurements:

In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

•	Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

•	Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

9

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2011
(Unaudited)

The following is a summary by level of inputs used to value the Portfolio’s investments as of June 30, 2011:

Level 1: Quoted Prices
Investments in Securities:
Common Stocks:
Annuities & Mutual Fund Management & Sales	$6,507,480
Automotive	8,775,598
Depository Institutions	3,526,287
Diversified Operations	17,256,598
Holding Companies	44,787,851
Manufactured Housing	611,730
Non-U.S. Real Estate Operating Companies	35,826,981
Oil & Gas Production & Services	6,944,982
Semiconductor Equipment Manufacturers & Related	1,301,000
Steel & Specialty Steel	15,278,381
Telecommunications	3,232,368
U.S. Real Estate Operating Companies	11,730,153
Utilities, Utility Service Companies & Waste Management	6,256,306

Total for Level 1 Securities	162,035,715

Level 2: Other Significant Observable Inputs
Investments in Securities:
Corporate Bonds†	4,235,000

Total for Level 2 Securities	4,235,000

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks:
Consumer Products	1,696
Corporate Bonds†	244,255

Total for Level 3 Securities	245,951

Total Value of Investments	$166,516,666

†	Please refer to the Portfolio of Investments for industry specifics of the portfolio holdings.

During the six month period ending June 30, 2011, the Portfolio recognized no significant transfers to/from Level 1 and Level 2 due to application of fair value factors during the period.

10

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2011
(Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 12/31/10 (fair value)	Net change in unrealized appreciation/ (depreciation)	Payment- in-kind interest	Balance as of 6/30/11 (fair value)	Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Common Stocks:
Consumer Products	$1,696	$—	$—	$1,696	$—
Corporate Bonds†	404,714	(193,274)	32,815	244,255	(193,274)

Total	$406,410	$(193,274)	$32,815	$245,951	$(193,274)

†	Please refer to the Portfolio of Investments for industry specifics of the portfolio holdings.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Security transactions and investment income:

Security transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Portfolio becomes aware of the dividends. Interest income, including, where applicable, amortization of premium and accretion of discount on investments, is recorded daily on the accrual basis, except when collection is not expected. Payments received from certain investments held by the Portfolio may be comprised of dividends, capital gains and return of capital. The Portfolio originally estimates the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

11

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2011
(Unaudited)

The net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period. The Portfolio does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized appreciation (depreciation) on investment transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and realized capital gains on sales of securities, respectively are determined in accordance with federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. The dividends and capital gains distributions from the Portfolio will be automatically reinvested into additional shares of the Portfolio.

Income tax information:

The Portfolio has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its taxable net investment income and realized gains to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including gains, from investments in foreign securities received by the Portfolio may be subject to income, withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Portfolio’s U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Portfolio’s financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Portfolio’s U.S. federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to possible examination by the Internal Revenue Service as well as by state and local taxing authorities.

Expense allocation:

Expenses attributable to the Portfolio are charged to the Portfolio. Certain expenses are shared with Third Avenue Trust, an affiliated fund group. Such costs are allocated using the ratio of the Portfolio’s average net assets relative to the total average net assets of the Portfolio and Third Avenue Trust.

12

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2011
(Unaudited)

Trustees’ and officers’ fees:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, to whom the Portfolio paid $3,547 for the six months ended June 30, 2011. The Trust does pay, together with Third Avenue Trust, Trustees who are not affiliated with the Adviser a fee of $5,000 for each meeting of the Board that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. If a special meeting is required, Trustees will each receive $2,500. The Trust, together with Third Avenue Trust, also pays independent Trustees an annual retainer of $65,000 (the lead independent Trustee receives an additional retainer of $12,000). The Trustees on the Audit Committee each receive $2,000 for each audit committee meeting and the audit committee chairman receives an annual retainer of $6,000.

2. SECURITIES TRANSACTIONS

Purchases and sales/conversions:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, for the six months ended June 30, 2011 were as follows:

Purchases	Sales

$1,433,543	$27,712,954

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS AND EXPENSE OFFSET ARRANGEMENT

The Portfolio has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreement provide that the Portfolio pay the Adviser an investment advisory fee at an annual rate of 0.90% of the Portfolio’s total average daily net assets. This fee is calculated daily and paid monthly. Additionally, the Adviser pays certain expenses on behalf of the Portfolio, which are partially reimbursed by the Portfolio, including service fees due to third parties, the compensation expense for the Portfolio’s Chief Compliance Officer and other miscellaneous expenses. At June 30, 2011, the Portfolio had amounts payable to the Adviser of $49,083 for reimbursement of expenses paid by the Adviser.

Under current arrangements, whenever, in any fiscal year, the Portfolio’s normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, exceed the expense limitation based on the Portfolio’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse the Portfolio in an amount equal to that excess. The waived fees and reimbursed expenses may be paid to the Adviser during the following three-year period after the end of the fiscal year in which an expense is waived or reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Portfolio to exceed the preceding limitation. The expense limitation agreement can only be amended by agreement of the Adviser and the independent Trustees to lower annual portfolio expenses and will terminate automatically in the event of termination of the Investment Advisory Agreement by one of the parties, effective upon the effectiveness of such termination. Below is the expense limitation and corresponding contingent liabilities to the Adviser in effect for the Portfolio:

Expense Limitation	Expiration Date	Expense Waived through Fiscal Year Ending December 31, 2010 and Subject to Repayment until December 31, 2013

1.30%	4/30/2012	$48,545

13

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2011
(Unaudited)

The Adviser recovered expenses previously waived in the amount of $55,923 for the Portfolio for the six months ended June 30, 2011.

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), pursuant to which BNY Mellon provides certain of these administrative services on behalf of the Adviser. The Adviser earns an annual fee of $32,000. The Adviser pays BNY Mellon an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,720.

Both the Trust and the Adviser have entered into Shareholder Servicing Agreements with the insurance companies that offer the Portfolio whereby a fee is paid to the insurance companies who administer omnibus accounts for the policyholders electing to invest in the Portfolio. Pursuant to provisions adopted by the Board, the Adviser has agreed to pay these fees directly. The Portfolio has agreed to reimburse the Adviser for the estimated amount the Portfolio would have been charged by its transfer agent for administering the accounts on an individual basis. The amount, reimbursed to the Adviser, is reflected as “ Shareholder servicing fees” in the Statement of Operations. For six months ended June 30, 2011, such fees amounted to $161,412.

The Portfolio has an expense offset arrangement in connection with its custodian contract. Credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. For the six months ended June 30, 2011, the reduction of expense due to this arrangement was $3,171 and is reflected as “Expenses reduced by custodian fee expense offset arrangement” in the Statement of Operations.

4. RELATED PARTY TRANSACTIONS

Brokerage commissions:

M.J. Whitman LLC, a registered broker-dealer, operates under common control with the Adviser. For the six months ended June 30, 2011, the Portfolio incurred brokerage commissions paid to M.J. Whitman LLC in the amount of $3,133.

Certain employees of the Adviser serve as members of the board of directors of companies in which the Portfolio has investments. As a result of such service, for the six months ended June 30, 2011, the Portfolio received $1,567 board member fees from these companies that board members employed by the Adviser agreed to have paid directly to the benefit of the Portfolio. These fees are included in “Other income” on the accompanying Statement of Operations.

5. CAPITAL SHARE TRANSACTIONS

The Portfolio is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

	For the Six Months Ended June 30, 2011	For the Year Ended December 31, 2010

Shares outstanding at beginning of period	14,131,764	17,567,034

Shares sold	254,811	579,997
Shares issued upon reinvestment of dividends and distributions	—	622,100
Shares redeemed	(1,827,756)	(4,637,367)

Net decrease in Portfolio shares	(1,572,945)	(3,435,270)

Shares outstanding at end of period	12,558,819	14,131,764

14

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2011
(Unaudited)

6. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

7. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Portfolio. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

High yield debt:

The Portfolio may invest in high yield, lower grade debt (sometimes referred to as “junk bonds”). The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

Cash concentration:

The Portfolio’s cash balance is held at a major regional U.S. bank. The Portfolio’s cash balance, which typically exceeds Federal Deposit Insurance Corporation insurance coverage, subjects the Portfolio to a concentration of credit risk. The Portfolio regularly monitors the credit ratings of this financial institution in order to mitigate the credit risk that exists with the balances in excess of insured amounts

Fund concentration:

The Fund holds relatively concentrated portfolio that may contain fewer securities or industries than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of the Fund could decrease because of the poor performance of one or a few investments. Additionally, the Fund may encounter some difficulty in liquidating securities of concentrated positions.

8. FEDERAL INCOME TAXES

The difference between book basis and tax basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Portfolio’s unrealized difference is attributable primarily to mark-to-market treatment of certain passive foreign investment companies, differences in the treatment of amortization of bond discount and partnership adjustments and other timing differences.

As of December 31, 2010, the Portfolio had an estimated remaining capital loss carryforward of $20,042,683 which may be available to offset certain capital gains recognized in subsequent taxable years and thereby reduce future capital gains distributions. These losses will expire, if not used by December 31, 2017.

15

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Notes to Financial Statements (continued)
June 30, 2011
(Unaudited)

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (post-enactment year) to be carried forward for an unlimited period to the extent not utilized. However, any capital loss carryforward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carryforward from a pre-enactment year can be used. This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized.

9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

Annual Renewal of Investment Advisory Agreement
(Unaudited)

At a meeting of the Board of Trustees of the Trust (the “Board”) held on June 8, 2011, the Trustees, by a unanimous vote (including a separate vote of those Trustees who are not “interested persons” (as the term is defined in the Investment Company Act) (the “Independent Trustees”)), approved the renewal of the Portfolio’s Investment Advisory Agreement (the “Agreement”). Prior to voting on the Agreement, the Independent Trustees met separately with their independent legal counsel for a discussion of the Adviser’s presentation and materials referred to below.

In advance of the meeting, the Independent Trustees, through their independent legal counsel, requested extensive materials, and the Adviser provided them, to assist the Board in considering the renewal of the Agreement. The Independent Trustees also constituted an ad hoc committee to work with representatives of the Adviser to evaluate the adequacy and extent of the information to be provided for their consideration. This committee communicated frequently with the Adviser’s representatives and independent legal counsel. At its June 8, 2011 meeting, the Board engaged in a detailed discussion of the materials with the Adviser. In considering the Agreement, the Trustees did not identify any single overriding factor and instead considered all factors collectively. As a part of their decision-making process, the Trustees considered information derived from their multi-year service on the Trust’s Board and their familiarity with the Adviser and its investment process. Among other things, they noted that the Adviser has managed the Portfolio since its inception, and expressed their belief that a long-term relationship with a capable, conscientious adviser is in the best interest of the Portfolio. The following is a summary of the discussions and conclusions regarding the material factors that formed the basis for the Board’s approval.

Factors Considered

A. Financial Condition of the Adviser; Advisory Fees; Profitability

The Trustees received a presentation from representatives of the Adviser, including a report prepared by Lipper Inc., and reviewed:

1.	the financial condition of the Adviser to determine that the Adviser is solvent and sufficiently well capitalized to perform its ongoing responsibilities to the Portfolio;

2.

the information sources and methodology used in the selection of funds included in the comparison universe and the competitive fund group used in comparative analyses of the Portfolio’s advisory fees and expense ratio and in analyzing the Portfolio’s performance;

3.

the Portfolio’s advisory fee and total expenses versus those of the comparison universe and competitive fund group, focusing on the total expense ratio of the Portfolio and the funds in its comparison universe and competitive fund group;

4.	performance/expense analyses of the Portfolio and funds in its competitive fund group;

5.	a comparison of fees paid to the Adviser versus fees paid by similar funds advised and sub-advised by the Adviser, as well as any similar separate advisory accounts;

6.

information presented in respect of economies of scale, noting the Adviser’s agreement to limit the Portfolio’s total expenses, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio and the decline in the Portfolio’s assets;

7.

the profitability to the Adviser resulting from the Agreement (including the fall-out benefits noted below), reviewing the dollar amount of expenses allocated and revenue received by the Adviser and the method used to determine such expenses and corresponding profit; and

17

Annual Renewal of Investment Advisory Agreement
(continued) (Unaudited)

8.

fallout benefits, including (i) fees for providing administrative services; (ii) brokerage commissions paid to the Adviser’s affiliated broker-dealer from transactions executed for the Portfolio, including the quarterly brokerage analysis performed by third party service providers and provided to the Trustees analyzing, among other things, the affiliated broker-dealer’s per share commission and execution costs; and (iii) research services received by the Adviser in connection with executing the Portfolio’s transactions.

B. Description of Personnel And Service Provided by the Adviser

The Trustees reviewed with representatives of the Adviser, and considered:

1.

the nature, extent and quality of services rendered to the Portfolio, including the Adviser’s investment, senior management and operational personnel, and the oversight of day-to-day operations of the Portfolio provided by the Adviser;

2.	the Adviser’s research and portfolio management capabilities, particularly the intensive research undertaken in connection with the Adviser’s deep value philosophy; and

3.	the value added through the Adviser’s active management style that includes participation in corporate restructurings and other activist investments.

C. Investment Performance of the Portfolio and Adviser

1.

The Trustees reviewed total return information for the Portfolio versus the comparison universe and competitive funds group for various periods and since inception. The Trustees also reviewed information pertaining to the Portfolio’s risk adjusted performance and risk measures.

Conclusions

The Trustees concluded that the nature, extent and quality of the services provided by the Adviser are adequate and appropriate. The Trustees considered, evaluated and were satisfied with the Portfolio’s overall performance in light of market conditions, the Adviser’s investing style and circumstances particular to the Portfolio. They also considered the advisory fee and expense ratio of the Portfolio and evaluated the comparisons to those of funds in the comparable universe and competitive group and the performance/expense analysis, as discussed in the Adviser’s presentation.

The Trustees discussed the Adviser’s profitability, and it was noted that the profitability percentage for the Portfolio was within the range of profitability in relevant court cases upholding board approval of particular advisory agreements. The Trustees concluded that the Portfolio’s fee paid to the Adviser was reasonable in light of comparative performance and advisory fee and expense information, costs of the services provided and profits and other benefits derived by the Adviser and its affiliates from their relationship with the Portfolio, including administration fees paid to the Adviser and brokerage fees paid to the Adviser’s affiliates. The Trustees also considered the advisory fees charged for similar funds advised and sub-advised by the Adviser, as well as any separate advisory accounts, and reviewed the nature of the services provided and differences, from the Adviser’s perspective, in managing the Portfolio as compared to advisory services provided to other advised and sub-advised funds and any separate accounts. The Trustees recognized that any differences in fees paid were consistent with the differences in services provided by the Adviser.

The Trustees considered whether economies of scale are shared with the Portfolio and considered the Portfolio’s fee structure, the extensive resources that the Adviser dedicates to its investment advisory process to the benefit of the Portfolio and the relatively small size of the Portfolio. The Trustees concluded that, because of declining assets, material economies of scale were not present to be shared with the Portfolio. Nonetheless they noted that the Portfolio had experienced modest expense ratio reductions over the last two years.

18

Third Avenue Variable Series Trust
Third Avenue Value Portfolio
Schedule of Shareholder Expenses
(Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees, service fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, January 1, 2011 and held for the six month period ended June 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please further note that you also bear fees and charges imposed by insurance companies at the separate account level, which are described in the separate prospectuses of the separate account. Such charges will have the effect of reducing account value. The example also assumes all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During the Period* January 1, 2011 to June 30, 2011	Annualized Expense Ratio

Actual	$1,000.00	$ 999.30	$6.44	1.30%
Hypothetical	$1,000.00	$1,018.35	$6.51	1.30%

*

Expenses (net of fee waivers, expense offset arrangement and/or expense recovery) are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) divided by 365.

19

Board of Trustees
Jack W. Aber
David M. Barse
William E. Chapman II
Lucinda Franks
Edward J. Kaier
Marvin Moser
Eric Rakowski
Martin Shubik
Charles C. Walden
Martin J. Whitman
Officers
Martin J. Whitman
Chairman of the Board
David M. Barse
President, Chief Executive Officer
Vincent J. Dugan
Chief Financial Officer, Treasurer
Michael A. Buono
Controller
W. James Hall
General Counsel, Secretary
Joseph J. Reardon
Chief Compliance Officer
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
(610) 239-4600
(800) 443-1021 (toll-free)
Investment Adviser
Third Avenue Management LLC
622 Third Avenue
New York, NY 10017
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
Custodian
JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone (212) 888-5222
Toll Free (800) 443-1021
Fax (212) 888-6757
www.thirdave.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Variable Series Trust

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	August 22, 2011

          Pursuant to the requirements of the Securities Exchange Act of 1934 and 1940 Act, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	August 22, 2011

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	August 22, 2011